Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Balances
Related Party Balances:
The following are the related party balances as at December 31, 2013 and December 31, 2012:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Receivables:
Seadrill Ltd	0.1	102.3
Seadrill Offshore AS	4.5	140.6
Seadrill Management AS	1.2	—
Amount due from related party	5.8	242.9
Payables
Seadrill Insurance Ltd.	3.8	4.5
Seadrill Management UK Ltd	2.9	—
Seadrill Management AS	—	7.9
Seadrill Deepwater Crewing Ltd.	—	11.7
Seadrill Deepwater Units Pte Ltd.	6.1	12.1
Seadrill Eminence Ltd	—	10.0
Other Seadrill subsidiaries	0.2	1.1
Amount due to related party	13.0	47.3
Revolving credit facility from Seadrill Ltd.	5.0	175.0
$27.5 Million shareholder loan facility provided by Seadrill Eminence Ltd.	—	27.5
Bond loan	500.0	500.0
Non-current related party loan from Ship Finance	195.0	—